Expense Example - Investor Class and Class H - Inverse Government Long Bond Strategy Fund	Investor Class 1 Year	Investor Class 3 Years	Investor Class 5 Years	Investor Class 10 Years	Class H 1 Year	Class H 3 Years	Class H 5 Years	Class H 10 Years
USD ($)	279	860	1,467	3,108	298	917	1,560	3,288